UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        May 15, 2012
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: $689,557 USD (in thousands)


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

		         TITLE 	          VALUE X  PRN        SH/ PUT/ INVST OTHER  VOTING AUTHORITY
NAME OF ISSUER	         CLASS	CUSIP     ($1,000) AMT        PUT CALL DISCR MNGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI HLDGS  MAND 	03512Q206 69,347   1,609,912  SH       SOLE	    SOLE
ANNALY CAP MGMT INC	 COM	035710409 317 	   20,000     SH       SOLE	    SOLE
Apple Inc	  	 COM	037833100 36,880   61,500     SH       SOLE	    SOLE
Aspen Insurance Holdings SHS	G05384105 4,225    151,150    SH       SOLE	    SOLE
ASPEN INSURNACE HOLDINGS PFD    G05384113 1,076    19,700     SH       SOLE	    SOLE
ASSURED GUARANTY LTD	 COM	G0585R106 27,786   1,681,400  SH       SOLE	    SOLE
BANCO SANTANDER SA	 ADR	05964H105 1,991    259,429    SH       SOLE	    SOLE
BANK MONTREAL QUE        COM	063671101 997 	   16,800     SH       SOLE	    SOLE
Bank of America Corp     COM	060505104 1,091    113,920    SH       SOLE	    SOLE
BCE Inc			 COM 	05534B760 939 	   23,500     SH       SOLE	    SOLE
BEAZER HOMES USA INC	 COM	07556Q105 1,244    382,512    SH       SOLE	    SOLE
BRISTOL MYERS SQUIBB CO	 COM	110122108 2,547    75,442     SH       SOLE	    SOLE
CDN IMPERIAL BK OF COMM  COM	136069101 893 	   11,700     SH       SOLE	    SOLE
Celestica Inc		 SHS	15101Q108 3,393    353,450    SH       SOLE	    SOLE
CENTRAL EUROPEAN MEDIA	 NOTE	153443AH9 9,105    11,450,000 SH       SOLE	    SOLE
Cheniere Energy Parners  COM 	16411Q101 210 	   9,875      SH       SOLE	    SOLE
CHUBB CORP		 COM	171232101 525 	   7,600      SH       SOLE	    SOLE
CISCO SYS INC		 COM	17275R102 248 	   11,700     SH       SOLE	    SOLE
Citigroup Inc		 UNIT	172967416 1,761    17,000     SH       SOLE	    SOLE
Citigroup Inc		 COM	172967424 1,865    51,014     SH       SOLE	    SOLE
DELPHI FINL GROUP INC	 CL A	247131105 2,239    50,000     SH       SOLE	    SOLE
DHT HOLDINGS INC	 COM	Y2065G105 336 	   350,000    SH       SOLE	    SOLE
EL PASO CORP		 COM	28336L109 33,122   1,120,500  SH       SOLE	    SOLE
FIBERTOWER CORP		 NOTE	31567RAC4 46 	   305,000    SH       SOLE	    SOLE
General Electric Co	 COM	369604103 410 	   20,400     SH       SOLE	    SOLE
Genworth Finl Inc	 COM 	37247D106 3,969    476,900    SH       SOLE	    SOLE
GOODRICH CORP		 COM	382388106 38,540   307,134    SH       SOLE	    SOLE
Goodyear Tire & Rubr Co	 PFD	382550309 647 	   15,600     SH       SOLE	    SOLE
Greenlight Capital Re    CL A	G4095J109 8,189    332,367    SH       SOLE	    SOLE
HOVNANIAN ENTERPRISES    UNIT	44248W208 134 	   10,000     SH       SOLE	    SOLE
ILLUMINA INC		 COM	452327109 7,894    150,000    SH       SOLE	    SOLE
Ingersoll-Rand PLC	 SHS	G47791101 2,943    71,146     SH       SOLE	    SOLE
ISTA PHARMACEUTICALS INC COM 	45031X204 1,311    145,412    SH       SOLE	    SOLE
JOHNSON & JOHNSON	 COM	478160104 1,287    19,500     SH       SOLE	    SOLE
JPMorgan Chase & Co	 COM	46625H100 1,582    34,400     SH       SOLE	    SOLE
KEYCORP NEW		 PFD	493267405 361 	   3,200      SH       SOLE	    SOLE
KEYCORP NEW		 COM	493267108 2,956    347,700    SH       SOLE	    SOLE
LAS VEGAS SANDS CORP	 COM	517834107 703 	   12,200     SH       SOLE	    SOLE
LIBERTY INTERACTIVE CORP COM 	53071M104 7,161    375,000    SH       SOLE	    SOLE
LILLY ELI & CO		 COM	532457108 810 	   20,100     SH       SOLE	    SOLE
Louisiana Pac Corp	 COM	546347105 1,085    116,000    SH       SOLE	    SOLE
MANULIFE FINL CORP	 COM	56501R106 187 	   13,800     SH       SOLE	    SOLE
MATTEL INC		 COM	577081102 11,869   352,500    SH       SOLE	    SOLE
MEDCO HEALTH SOLUTIONS   COM	58405U102 22,912   325,800    SH       SOLE	    SOLE
MERCK & CO INC NEW	 COM	58933Y105 3,087    80,370     SH       SOLE	    SOLE
MGIC INVT CORP WIS	 COM	552848103 24,864   5,011,172  SH       SOLE	    SOLE
MI DEVS INC		 COM	55304X104 23,038   666,200    SH       SOLE	    SOLE
MICROSOFT CORP	 	 COM	594918104 971 	   30,100     SH       SOLE	    SOLE
MINEFINDERS CORP LTD	 COM	602900102 18,987   1,357,900  SH       SOLE	    SOLE
MONSTER WORLDWIDE INC	 COM	611742107 42,915   4,400,000  SH       SOLE	    SOLE
Montpelier Re Holdings   SHS	G62185106 10,674   552,300    SH       SOLE	    SOLE
Motorola Mobility Hldgs  COM	620097105 30,174   768,700    SH       SOLE	    SOLE
NEWMONT MINING CORP	 COM	651639106 256 	   5,000      SH       SOLE	    SOLE
NOVELLUS SYS INC	 COM	670008101 4,993    100,000    SH       SOLE	    SOLE
Old Rep Intl Corp	 COM	680223104 897 	   85,000     SH       SOLE	    SOLE
Partnerre Ltd		 COM	G6852T105 9,383    138,157    SH       SOLE	    SOLE
Pfizer Inc		 COM	717081103 8,364    369,000    SH       SOLE	    SOLE
PHH CORP		 COM	693320202 31,789   2,054,192  SH       SOLE	    SOLE
PITNEY BOWES INC	 COM	724479100 295 	   16,800     SH       SOLE         SOLE
Platinum Underwriter     COM	G7127P100 10,366   283,900    SH       SOLE	    SOLE
PLUM CREEK TIMBER CO INC COM	729251108 2,366    56,900     SH       SOLE	    SOLE
PROGRESS ENERGY INC	 COM	743263105 6,641    125,000    SH       SOLE  	    SOLE
QLT Inc			 COM	746927102 2,675    381,800    SH       SOLE	    SOLE
RADIAN GROUP INC	 COM	750236101 12,184   2,800,000  SH       SOLE	    SOLE
Regions Financial Corp   COM	7591EP100 2,484    376,800    SH       SOLE	    SOLE
Rogers Communications    CL B	775109200 654 	   16,500     SH       SOLE	    SOLE
ROUSE PPTYS INC		 COM	779287101 6,976    515,000    SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  SHS	780097754 416 	   24,500     SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  ADR	780097739 2,404    143,881    SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  ADR 	780097713 45,913   2,415,646  SH       SOLE         SOLE
SANDISK CORP		 NOTE	80004CAC5 602 	   600,000    SH       SOLE	    SOLE
SEADRILL LIMITED	 SHS	G7945E105 1,306    34,800     SH       SOLE	    SOLE
SHAW COMMUNICATIONS INC	 CL B	82028K200 211 	   10,000     SH       SOLE	    SOLE
Sonde Res Corp		 COM	835426107 244 	   100,000    SH       SOLE	    SOLE
SONOSITE INC		 NOTE	83568GAA2 3,511    2,400,000  SH       SOLE	    SOLE
SPANISH BROADCASTING SYS CL A	846425833 1,348    199,649    SH       SOLE	    SOLE
Student Transn Inc	 COM	86388A108 11,647   1,648,200  SH       SOLE	    SOLE
SUN LIFE FINL INC	 COM	866796105 225 	   9,500      SH       SOLE	    SOLE
Suntrust Bks Inc	 COM	867914103 1,279    52,900     SH       SOLE	    SOLE
SYNOVUS FINL CORP	 UNIT 	87161C204 1,050    54,800     SH       SOLE         SOLE
Synovus Finl Corp	 COM	87161C105 369 	   180,000    SH       SOLE	    SOLE
TELUS CORP		 SHS	87971M202 31,422   553,200    SH       SOLE	    SOLE
TORONTO DOMINION BK ONT	 COM 	891160509 424 	   5,000      SH       SOLE	    SOLE
TRANSALTA CORP		 COM	89346D107 412 	   22,000     SH       SOLE	    SOLE
UNITED RENTALS INC	 NOTE	911363109 1,791    41,745     SH       SOLE	    SOLE
Valeant Pharmaceuticals  COM	91911K102 2,510    46,888     SH       SOLE	    SOLE
VALIDUS HOLDINGS LTD	 COM	G9319H102 1,806    58,336     SH       SOLE	    SOLE
Wells Fargo& Co New	 COM	949746101 612 	   17,919     SH       SOLE	    SOLE
WYNN RESORTS LTD 	 COM	983134107 375 	   3,000      SH       SOLE	    SOLE
XL Group PLC		 SHS	G98290102 4,969    229,021    SH       SOLE	    SOLE
Zions Bancorporation	 COM	989701107 2,545    118,533    SH       SOLE	    SOLE
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